Intangible assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

25.	Intangible assets
25.1.	By class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at January 1, 2023	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Addition	148	200	−	348
Capitalized borrowing costs	−	13	−	13
Write-offs	(41)	−	−	(41)
Transfers	(11)	2	−	(9)
Signature Bonuses Transfers (2)	(16)	−	−	(16)
Amortization	(4)	(100)	−	(104)
Impairment recognition (note 26)	(364)	−	−	(364)
Translation adjustment	190	38	1	229
Balance at December 31, 2023	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Estimated useful life in years	(3)	5	Indefinite

Balance at January 1, 2022	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Addition	898	181	−	1,079
Capitalized borrowing costs	−	11	−	11
Write-offs	(12)	(6)	−	(18)
Transfers	(11)	(1)	−	(12)
Signature Bonuses Transfers (2)	(1,177)	−	−	(1,177)
Amortization	(4)	(73)	−	(77)
Impairment recognition (note 26)	−	(1)	−	(1)
Translation adjustment	134	20	2	156
Balance at December 31, 2022	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Estimated useful life in years	(3)	5	Indefinite
(1) It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(2) Transfers to PP&E. In 2023, it refers to the declaration of commerciality of the Manjuba, Espadim, Raia Manta and Raia Pintada fields. In 2022, it relates to the Itapu, Atapu and Sepia.
(3) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

25.2.	ANP Bidding Result

Atapu and Sépia

On April 27, 2022, Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (25% interest) and TotalEnergies EP Brasil Ltda. (22.5% interest), and related to the Sépia field in consortium with TotalEnergies (28% interest), Petronas Petróleo Brasil Ltda. (21% interest) and QP Brasil Ltda. (21% interest), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.

Also on April 27, 2022, the Company signed the Co-participation Agreements and the Amendments to the Agreement for the Individualization of Atapu and Sépia Production (AIPs), which are necessary to manage the coexisting deposits of the Transfer of Rights Agreement and the Production Sharing Contract (related to the surplus volume) of these areas.

The compensation to Petrobras for Atapu and Sépia, including an estimate of the gross-up of the taxes levied, pursuant to Ordinance No. 8 of April 19, 2021 of the Ministry of Mines and Energy (MME), were paid by the partners in April 2022, totaling US$ 2,093 for Atapu and US$ 3,059 for Sépia.

The agreements became effective on May 2, 2022, when Pré-Sal Petróleo S.A. (PPSA) confirmed there was no settlement pending for this transaction, in accordance with the provisions of Ordinance No. 519 of May 21, 2021 of the MME.

Additionally, as established in Ordinance No. 8 of April 19, 2021, between 2022 and 2032, whenever the price of Brent oil reaches an annual average ranging from US$ 40.00 to US$ 70.00, an earn out is due to Petrobras, for which the Company expects to receive a maximum of US$ 5,244.

In 2022, the Company recognized a portion of this contingent asset related to the Earn Out for 2022 and 2023, amounting to US$ 693, as follows: (i) US$ 384 received in January 2023; and (ii) US$ 309 relating to 2023, at present value, considering the inflow of economic benefits as virtually certain.

During 2023, the portion of the Earn Out for 2023 had a US$ 44 update and, in January 2024, the Company received US$ 371, including price adjustments.

Additionally, in December 2023, the Company recognized a portion of the contingent asset related to the Earn Out for 2024, amounting to US$ 241, at present value, expected to be received in 2025.

These amounts were recognized as other operating income and expenses.

Sudoeste de Sagitário, Água Marinha e Norte de Brava Blocks - 1st Cycle of Permanent Offer for Production Sharing

On December 16, 2022, Petrobras acquired the right to explore and produce oil and natural gas in Sudoeste de Sagitário and Água Marinha blocks in partnership, and the full right of the Norte de Brava block in the 1st Cycle of Permanent Offer for Production Sharing, carried out by the ANP. In May 2023, the Production Sharing Agreements were signed and the signature bonus was recognized in intangible assets, in the amount of US$ 146 (US$ 4 from Sudoeste de Sagitário block, US$ 40 from Água Marinha block and US$ 102 from Norte de Brava block).

The acquisition of the Southwest Sagitário block occurred jointly with Shell Brasil, with a 40% interest, with Petrobras being the operator with a 60% interest.

In Água Marinha, Petrobras acts as the operator, with a 30% interest, in partnership with TotalEnergies EP (30% interest), Petronas (20% interest), and QatarEnergy (20% interest).

The North Brava block was fully acquired by Petrobras.

Blocks in the Pelotas Basin - 4th Permanent Concession Offering Cycle

On December 13, 2023, Petrobras acquired exploration and production rights for oil and natural gas in 29 blocks in the Pelotas Basin in the 4th Permanent Concession Offering Cycle, conducted by ANP.

The total amount of the signing bonus, in the amount of US$ 24 (R$ 116 million), to be paid by Petrobras in the second quarter of 2024, will be recorded as an intangible asset at the time of payment.

Petrobras will operate all blocks, acquired in partnership:

•	26 blocks with 70% interest from Petrobras and 30% from Shell;
•	3 blocks with 50% interest from Petrobras, 30% from Shell Brasil, and 20% from CNOOC Brasil.
25.3.	Exploration rights returned to the ANP

In 2023, 8 exploration areas located in the pre-salt area of the Campos Basin were returned to ANP, totaling US$ 414 (R$ 2,006 million) in exploration rights written-off. In 2022, there were no basins returned to the ANP.

For more information see note 27 regarding exploration and evaluation of oil and gas reserves.

Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus is reclassified to property, plant and equipment at their full value. While they are registered in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the technical and commercial feasibility of the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

If exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.